Condensed Financial Information (Parent Company) (Condensed Balance Sheets - Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Aug. 04, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 60,173,000		$ 58,715,000
Common stock, par value	$ 0.01		$ 0.01
Common stock, shares authorized	1,000,000,000		100,000
Common stock, shares issued	119,773,106		100,000
Common stock, shares outstanding	119,773,106	119,773,106	100,000
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 238,948		$ 0
Common stock, par value	$ 0.01		$ 0.01
Common stock, shares authorized	1,000,000,000		100,000
Common stock, shares issued	119,773,106		100,000
Common stock, shares outstanding	119,773,106		100,000